DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of sales	$ 35,150	$ 41,463
Compensation	6,857	6,035
Selling, general and administrative expenses	2,860	2,612
Property taxes, sales taxes and other	2,519	2,618
Total	$ 47,386	$ 52,728